Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Principles of Consolidation
The accompanying consolidated financial statements of Cleco include the accounts of Cleco and its majority-owned subsidiaries after elimination of intercompany accounts and transactions.
Goodwill
Goodwill is the excess of the purchase price (consideration transferred and liabilities assumed) over the estimated fair value of net assets of the acquired business and is not subject to amortization. Goodwill will be assessed annually or more often if an event occurs or circumstances change that would indicate the carrying amount may be impaired. If the fair value of Cleco is less than the carrying value, a full valuation of Cleco’s assets and liabilities, conducted as though Cleco were a newly acquired business, would occur. For more information on goodwill, see Note 17 — “Intangible Assets and Goodwill.”
Intangible Assets
Intangible assets include Cleco Katrina/Rita’s right to bill and collect storm recovery charges, fair value adjustments for long-term wholesale power supply agreements, and a fair value adjustment for the valuation of the Cleco trade name. The intangible assets are being amortized over their estimated useful lives in a manner that best reflects the economic benefits derived from such assets. Impairment will be tested if there are events or circumstances that indicate that an impairment analysis should be performed. If such an event or circumstance occurs, intangible impairment testing will be performed prior to goodwill impairment testing. Impairment is calculated as the excess of the asset’s carrying amount over its fair value. For more information on intangible assets, see Note 17 — “Intangible Assets and Goodwill.”
Statements of Cash Flows
Cleco and Cleco Power’s Consolidated Statements of Cash Flows are prepared using the indirect method. This method requires adjusting net income to remove the effects of all deferrals and accruals of operating cash receipts and payments and to remove items whose cash effects are related to investing and financing cash flows. Derivatives meeting the definition of an accounting hedge are classified in the same category as the item being hedged.
Regulation
Cleco Power is subject to regulation by FERC and the LPSC. Cleco Power complies with the accounting policies and practices prescribed by its regulatory commissions. Cleco Power’s retail rates are regulated by the LPSC and its tariffs for transmission services are regulated by FERC. Rates for wholesale power sales are based on market-based rates, pending FERC review of Cleco Power’s generation market power analysis. Cleco Power capitalizes or defers certain costs for recovery from customers and recognizes a liability for amounts expected to be returned to customers based on regulatory approval and management’s ongoing assessment that it is probable these items will be recovered through the ratemaking process. Regulatory assets and liabilities are amortized consistent with the treatment of the related cost in the ratemaking process. Pursuant to this regulatory approval, Cleco has recorded regulatory assets and liabilities.
Any future plan adopted by the LPSC for purposes of transitioning utilities from LPSC regulation to retail competition may affect the regulatory assets and liabilities recorded by Cleco if the criteria for the application of the authoritative guidelines for industry regulated operations cannot continue to be met. At this time, Cleco cannot predict whether any legislation or regulation affecting Cleco will be enacted or adopted and, if enacted, what form such legislation or regulation may take.
For more information regarding the regulatory assets and liabilities recorded by Cleco Power, see Note 4 — “Regulatory Assets and Liabilities.”
AROs
Cleco Power recognizes an ARO when there is a legal obligation under existing or enacted law, statute, written or oral contract, or by legal construction under the doctrine of promissory estoppel to incur costs to remove an asset when the asset is retired. These guidelines also require an ARO which is conditional on a future event to be recorded even if the event has not yet occurred.
Cleco Power recognizes AROs at the present value of the projected liability in the period in which it is incurred, if a reasonable estimate of fair value can be made. The liability is then accreted to its present value each accounting period. Cleco Power defers this accretion as a regulatory asset based on its determination that these costs can be collected from customers. Concurrent with the recognition of the liability, these costs are capitalized to the related property, plant, and equipment asset. These capitalized costs are depreciated over the same period as the related property asset. Cleco Power also defers the current depreciation of the asset retirement cost as a regulatory asset.
In April 2015, the EPA published the final rule in the Federal Register for regulating the disposal and management of CCRs from coal-fired power plants under Subtitle D of the Resource Conservation and Recovery Act. The Subtitle D option will regulate CCRs in a manner similar to industrial solid waste. The final rule does not require expensive synthetic lining of existing impoundments. At December 31, 2015, based on management’s best estimate of the retirement costs related to this ruling, Cleco Power recorded a $1.0 million increase to its ARO for the retirement of certain ash disposal facilities. All costs of the CCR rule are expected to be recovered from customers in future rates. The actual asset retirement costs related to the CCR rule requirements may vary substantially from the estimates used to record the increased obligation due to the uncertainty about the compliance strategies that will be used and the preliminary nature of available data used to estimate costs. Cleco Power will continue to gather additional data in future periods and will make decisions about compliance strategies and the timing of closure activities. As this additional information becomes available, Cleco Power will update the ARO balance for these changes in estimates. At December 31, 2016, management’s analysis confirmed that no additional adjustments were needed to update Cleco Power’s ARO balance.
For more information on Cleco Power’s current AROs, see Note 4 — “Regulatory Assets and Liabilities — AROs.”
Property, Plant, and Equipment
Property, plant, and equipment consists primarily of regulated utility generation and energy transmission and distribution assets. Regulated assets, utilized primarily for retail operations and electric transmission and distribution, are stated at the cost of construction, which includes certain materials, labor, payroll taxes and benefits, administrative and general costs, and the estimated cost of funds used during construction. Jointly owned assets are reflected in property, plant, and equipment at Cleco Power’s share of the cost to construct or purchase the assets. For information on jointly owned assets, see Note 5 — “Jointly Owned Generation Units.”
Most of the carrying values of Cleco’s assets were determined to be stated at fair value at the Merger date, considering that most of these assets are subject to regulation by the LPSC and FERC. A fair value adjustment was made to record the stepped-up basis for the Coughlin assets, since Cleco Power is able to earn a return on and recover these costs from customers. At the date of the Merger, the gross balance of fixed depreciable assets at Cleco was adjusted to be net of accumulated depreciation, as no accumulated depreciation existed on the date of the Merger. Since pushdown accounting was not elected at the Cleco Power level, Cleco Power retained its accumulated depreciation. For more information about merger related adjustments to property, plant, and equipment, see Note 3 — “Business Combinations.”
Cleco’s cost of improvements to property, plant, and equipment is capitalized. Costs associated with repairs and major maintenance projects are expensed as incurred. Cleco capitalizes the cost to purchase or develop software for internal use. The amounts of unamortized computer software costs at December 31, 2016, and 2015 were $10.0 million and $12.5 million, respectively. Amortization of capitalized computer software costs charged to expense in Cleco and Cleco Power’s Statements of Income for the years ending December 31, 2016, 2015, and 2014 is shown in the following tables:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Amortization	$2,351	$921	$2,194	$1,397

Cleco Power
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015	2014
Amortization	$2,405	$1,718	$1,096

Upon retirement or disposition, the cost of Cleco Power’s depreciable plant and the cost of removal, net of salvage value, are charged to accumulated depreciation. For Cleco’s other depreciable assets, upon disposition or retirement, the difference between the net book value of the property and any proceeds received for the property is recorded as a gain or loss on asset disposition on Cleco’s Consolidated Statements of Income. Any cost incurred to remove the asset is charged to expense. Annual depreciation provisions expressed as a percentage of average depreciable property for Cleco Power for both 2016 and 2015 was 2.68%. Annual depreciation provisions expressed as a percentage of average depreciable property for Cleco Power for 2014 was 2.66%.
Depreciation on property, plant, and equipment is calculated primarily on a straight-line basis over the useful lives of the assets, as follows:

CATEGORY	YEARS
Utility Plants
Production	10	–	95
Distribution	15	–	50
Transmission	5	–	55
Other utility plant	5	–	45
Other property, plant, and equipment	5	–	45

At December 31, 2016, and 2015, Cleco and Cleco Power’s property, plant, and equipment consisted of the following:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Utility plants
Production	$1,866,601	$2,385,345
Distribution	955,126	1,350,475
Transmission	503,996	665,338
Other utility plant	146,976	244,540
Other property, plant, and equipment	3,882	15,514
Total property, plant, and equipment	3,476,581	4,661,212
Accumulated depreciation	(75,816)	(1,536,158)
Net property, plant, and equipment	$3,400,765	$3,125,054

Cleco Power
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Regulated utility plants
Production	$2,406,572	2,385,345
Distribution	1,405,703	1,350,475
Transmission	719,052	665,338
Other utility plant	259,238	244,540
Total property, plant, and equipment	4,790,565	4,645,698
Accumulated depreciation	(1,618,241)	(1,525,298)
Net property, plant, and equipment	$3,172,324	$3,120,400

During 2016, Cleco Power’s regulated utility property, plant, and equipment increased primarily due to the Cenla Transmission Expansion project, the Layfield/Messick project, and general rehabilitation of transmission, distribution, and generation assets.
Cleco Power’s property, plant, and equipment includes plant acquisition adjustments related primarily to the acquisition of Acadia Unit 1 in 2010 and Teche in 1997. Accumulated amortization associated with the plant acquisition adjustments are reported in accumulated depreciation on Cleco Power’s Consolidated Balance Sheets. The plant acquisition adjustments and accumulated amortization reported in property, plant, and equipment and accumulated depreciation on Cleco and Cleco Power’s Consolidated Balance Sheets at December 31, 2016, and 2015 are shown in the following tables:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Acadia Unit 1
Plant acquisition adjustment	$76,116	$95,578
Accumulated amortization	(2,287)	(18,567)
Net plant acquisition adjustment	$73,829	$77,011
Teche and other
Plant acquisition adjustment	$544	$5,271
Accumulated amortization	(183)	(4,655)
Net plant acquisition adjustment	$361	$616

Cleco Power
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Acadia Unit 1
Plant acquisition adjustment	$95,578	$95,578
Accumulated amortization	(21,749)	(18,567)
Net plant acquisition adjustment	$73,829	$77,011
Teche and other
Plant acquisition adjustment	$5,271	$5,271
Accumulated amortization	(4,910)	(4,655)
Net plant acquisition adjustment	$361	$616
Deferred Project Costs
Cleco Power defers costs related to the initial stage of a construction project during which time the feasibility of the construction of property, plant, and equipment is being investigated. At December 31, 2016, and 2015, Cleco Power had deferred $5.0 million and $4.6 million, respectively, for projects that are in the initial stages of development. These amounts are classified as Other deferred charges on Cleco Power’s Consolidated Balance Sheets.
Fuel Inventory and Materials and Supplies
Fuel inventory consists primarily of petroleum coke, coal, limestone, lignite, and natural gas used to generate electricity.
Materials and supplies consists of transmission and distribution line construction and repair materials. It also consists of generating station and transmission and distribution substation repair materials.
Both fuel inventory and materials and supplies are stated at average cost and are issued from stock using the average cost of existing stock. Materials and supplies are recorded when purchased and subsequently charged to expense or capitalized to property, plant, and equipment when installed.
Accounts Receivable
Accounts receivable are recorded at the invoiced amount and do not bear interest. It is the policy of management to review the outstanding accounts receivable monthly, as well as the bad debt write-offs experienced in the past, and establish an allowance for doubtful accounts. Account balances are charged off against the allowance when management determines it is probable the receivable will not be recovered. At December 31, 2016, and 2015, the balance of the allowance for doubtful accounts was $7.2 million and $2.7 million, respectively. The increase in allowance for doubtful accounts is primarily due to a reserve related to a potential industrial customer. There was no off-balance sheet credit exposure related to Cleco’s customers.
Financing Receivables
At December 31, 2016, Cleco, through Perryville and Attala, had a combined net investment in direct financing lease long-term assets of $13.5 million. The net investment at December 31, 2015, was also $13.5 million. Each subsidiary leases its respective transmission assets to a single counterparty. Both counterparties are considered credit worthy and are expected to pay their obligations when due, thus, no allowance for credit loss has been recognized. Management bases this assessment on the following common factors of each counterparty:

•	both counterparties use the respective transmission facilities to move electricity from its power plants to the regional transmission grid,

•	neither counterparty has another avenue to move electricity from its respective power plants to the regional transmission grid,

•	the stream of payments was approved by FERC through respective rate orders, and

•
both counterparties serve retail and wholesale customers in their respective service territories under LPSC oversight that allows recovery of prudent costs, of which, the stream of payments under the direct financing leases appear to be prudent.

Management monitors both entities for indication of adverse actions by their respective public service commissions and market conditions which would indicate an inability to pay their obligations under the direct financing leases when due. Since the inception of the agreements, each counterparty has paid their respective obligations when due, and at December 31, 2016, and 2015, no amounts were past due.
Reserves
Cleco maintains property insurance on generating stations, buildings and contents, and substations. Cleco is self-insured for any damage to transmission and distribution lines. To mitigate the exposure to potential financial loss for damage to lines, Cleco maintains an LPSC-approved funded storm reserve.
Cleco Power also maintains liability and workers’ compensation insurance to mitigate financial losses due to injuries and damages to the property of others. Cleco’s insurance covers claims that exceed certain self-insured limits. For claims that do not meet the limits to be covered by insurance, Cleco Power maintains reserves. At December 31, 2016, and 2015, the general liability and workers compensation reserves together were $4.6 million and $5.5 million, respectively.
Additionally, Cleco maintains directors and officers insurance to protect managers from claims which may arise from their decisions and actions taken within the scope of their regular duties.
Cash Equivalents
Cleco considers highly liquid, marketable securities, and other similar instruments with original maturity dates of three months or less to be cash equivalents.
Restricted Cash and Cash Equivalents
Various agreements to which Cleco is subject contain covenants that restrict its use of cash. As certain provisions under these agreements are met, cash is transferred out of related escrow accounts and becomes available for its intended purposes and/or general company purposes.
Cleco and Cleco Power’s restricted cash and cash equivalents consisted of:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Current
Cleco Katrina/Rita’s storm recovery bonds	$9,213	$9,263
Cleco Power’s charitable contributions	1,200	—
Cleco Power’s rate credit escrow	12,671	—
Total current	23,084	9,263
Non-current
Diversified Lands’ mitigation escrow	21	21
Cleco Power’s future storm restoration costs	17,379	16,174
Cleco Power’s charitable contributions	4,179	—
Cleco Power’s rate credit escrow	1,831	—
Total non-current	23,410	16,195
Total restricted cash and cash equivalents	$46,494	$25,458

Cleco Power
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Current
Cleco Katrina/Rita’s storm recovery bonds	$9,213	$9,263
Charitable contributions	1,200	—
Rate credit escrow	12,671	—
Total current	23,084	9,263
Non-current
Future storm restoration costs	17,379	16,174
Charitable contributions	4,179	—
Rate credit escrow	1,831	—
Total non-current	23,389	16,174
Total restricted cash and cash equivalents	$46,473	$25,437

Cleco Katrina/Rita has the right to bill and collect storm restoration costs from Cleco Power’s customers. As cash is collected, it is restricted for payment of administration fees, interest, and principal on storm recovery bonds. The change from December 31, 2015, to 2016 was due to Cleco Katrina/Rita collecting $21.2 million net of administration fees, partially offset by bond and interest payments. In March and September 2016, Cleco Katrina/Rita used $8.5 million and $8.3 million, respectively, for scheduled storm recovery bond principal payments and $2.3 million and $2.1 million, respectively, for related interest payments.
Included in the Merger Commitments were $6.0 million of charitable contributions to be disbursed over five years and $136.0 million of rate credits to eligible customers. On April 25, 2016, in accordance with the Merger Commitments, Cleco Power established the charitable contribution fund and deposited the rate credit funds into an escrow account. On April 28, 2016, the LPSC voted to issue the rate credits equally to customers with service as of June 30, 2016, beginning in July 2016. As of December 31, 2016, $0.6 million of the charitable contributions and $121.5 million of the rate credits had been remitted from restricted cash.
Equity Investments
Cleco and Cleco Power account for investments in unconsolidated affiliated companies using the equity method of accounting. The amounts reported on Cleco and Cleco Power’s Consolidated Balance Sheets represent assets contributed by Cleco or Cleco Power, plus their share of the net income of the affiliate, less any distributions of earnings (dividends) received from the affiliate. The revenues and expenses (excluding income taxes) of these affiliates are netted and reported on one line item as equity income from investees on Cleco and Cleco Power’s Consolidated Statements of Income.
Cleco evaluates for impairments of equity method investments at each balance sheet date to determine if events and circumstances have occurred that indicate a possible other-than-temporary decline in the fair value of the investment and the possible inability to recover the carrying value through operations. Cleco uses estimates of the future cash flows from the investee and observable market transactions in order to calculate fair value and recoverability. An impairment is recognized when an other-than-temporary decline in market value occurs and recovery of the carrying value is not probable. There were no impairments recorded for 2016, 2015, or 2014. For more information on Cleco’s equity investments, see Note 13 — “Variable Interest Entities.”
Income Taxes
Cleco accounts for income taxes under the asset and liability method. Cleco provides for federal and state income taxes currently payable, as well as for those deferred due to timing differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are classified as non-current on Cleco and Cleco Power’s Consolidated Balance Sheets. Cleco’s income tax expense and related regulatory assets and liabilities could be affected by changes in its assumptions and estimates and by ultimate resolution of assumptions and estimates with taxing authorities. Cleco files a federal income tax return for all wholly owned subsidiaries. Cleco Power computes its federal and state income taxes as if it were a stand-alone taxpayer. The LPSC generally requires Cleco Power to flow the effects of state income taxes to customers immediately. The LPSC specifically requires that the state tax benefits associated with the deductions related to certain storm damages be normalized. For more information on income taxes, see Note 10 — “Income Taxes.”
Investment Tax Credits
Investment tax credits, which were deferred for financial statement purposes, are amortized as a reduction to income tax expense over the estimated service lives of the properties that gave rise to the credits.

NMTC Fund
In 2008, Cleco Holdings and US Bancorp Community Development Corporation (USBCDC) formed the NMTC Fund. The purpose of the NMTC Fund is to invest in projects located in qualified active low-income communities that are underserved by typical debt capital markets. These investments are designed to generate NMTCs and Historical Rehabilitation tax credits. The NMTC Fund was later amended to include renewable energy investments. The majority of the energy investments qualify for grants under Section 1603 of the ARRA. The gross investment amortization expense of the NMTC Fund will be recognized over a over a ten-year period, with two years remaining under the new amendment, using the cost method. The grants received under Section 1603, which allow certain projects to receive a federal grant in lieu of tax credits, and other cash reduce the basis of the investment. Periodic amortization of the investment and the deferred taxes generated by the basis reduction temporary difference are included as components of income tax expense.
For more information, see Note 15 — “Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees — Other Commitments — NMTC Fund.”

Accounting for Renewable Energy Tax Credits and Grants Under the ARRA
Cleco and the NMTC Fund have elected to receive cash grants under the ARRA for investments in various projects. Cleco has elected to reduce the carrying value of the qualifying assets as cash grants are received, which will reduce the amount of depreciation expense recognized after the underlying assets are placed in service. Certain cash grants also reduce the tax basis of the underlying assets. Grants received via the NMTC Fund reduce the carrying value of the investment for GAAP, but do not reduce the income tax basis of the investment.
Debt Issuance Costs, Premiums, and Discounts
Issuance costs, premiums, and discounts applicable to debt securities are amortized to interest expense ratably over the lives of the related issuances. Expenses and call premiums related to refinanced Cleco Power debt are deferred and amortized over the life of the new issuance. Debt issuance costs, premiums, and discounts are presented as a direct deduction from the carrying value of the related debt liability.
Revenue and Fuel Costs

Utility Revenue
Revenue from sales of electricity is recognized when the service is provided. The costs of fuel and purchased power used for retail customers currently are recovered from customers through the FAC. These costs are subject to audit and final determination by regulators. Excise taxes and pass-through fees collected on the sale of electricity are not recorded in utility revenue.

Unbilled Revenue
Cleco Power accrues estimated revenue monthly for energy used by customers but not yet billed. The monthly estimated unbilled revenue amounts are recorded as unbilled revenue and a receivable. During the third quarter of 2014, Cleco Power began using actual customer energy consumption data available from AMI to calculate unbilled revenues.

Other Operations Revenue
Other operations revenue is recognized at the time products or services are provided to and accepted by customers, and collectability is reasonably assured.

Sales/Excise Taxes
Cleco Power collects a sales and use tax on the sale of electricity that subsequently is remitted to the state in accordance with state law. These amounts are not recorded as income or expense on Cleco’s Consolidated Statements of Income but are reflected at gross amounts on Cleco’s Consolidated Balance Sheets as a receivable until the tax is collected and as a payable until the liability is paid. Cleco currently does not have any excise taxes reflected on its income statement.

Franchise Fees
Cleco Power collects a consumer fee for one of its franchise agreements. This fee is not recorded on Cleco’s Consolidated Statements of Income as revenue and expense, but is reflected at gross amounts on Cleco’s Consolidated Balance Sheets as a receivable until it is collected and as a payable until the liability is paid.
AFUDC
The capitalization of AFUDC by Cleco Power is a utility accounting practice prescribed by FERC and the LPSC. AFUDC represents the estimated debt and equity costs of capital funds that are necessary to finance construction of new and existing facilities. While cash is not realized currently from such allowance, AFUDC increases the revenue requirement over the same life of the plant through a higher rate base and higher depreciation. Under regulatory practices, a return on and recovery of AFUDC is permitted in setting rates charged for utility services. The composite AFUDC rate, including borrowed and other funds, was 11.94% on a pretax basis (7.39% net of tax) for 2016, 11.46% on a pretax basis (7.09% net of tax) for 2015, and 10.46% on a pretax basis (6.47% net of tax) for 2014.
Fair Value Measurements and Disclosures
Various accounting pronouncements require certain assets and liabilities to be measured at their fair values. Some assets and liabilities are required to be measured at their fair value each reporting period, while others are required to be measured only one time, generally the date of acquisition or debt issuance. Cleco and Cleco Power disclose the fair value of certain assets and liabilities by one of three levels when required for recognition purposes. For more information about fair value levels, see Note 6 — “Fair Value Accounting.”
Risk Management
Market risk inherent in Cleco’s market risk-sensitive instruments and positions includes potential changes in value arising from changes in interest rates and the commodity market prices of power, FTRs, and natural gas in the industry on different energy exchanges. Cleco’s Energy Market Risk Management Policy authorizes the use of various derivative instruments, including exchange traded futures and option contracts, forward purchase and sales contracts, and swap transactions to reduce exposure to fluctuations in the price of power, FTRs, and natural gas. Cleco evaluates derivatives and hedging activities to determine whether the market risk-sensitive instruments and positions are required to be marked-to-market.
Cleco Power may also enter into risk mitigating positions that would not meet the requirements of a normal-purchase, normal-sale transaction in order to attempt to mitigate the volatility in customer fuel costs. These positions would be marked-to-market with the resulting gain or loss recorded on Cleco and Cleco Power’s Consolidated Balance Sheets as a component of energy risk management assets or liabilities. Such gain or loss would be deferred as a component of deferred fuel assets or liabilities in accordance with regulatory policy. When these positions close, actual gains or losses would be included in the FAC and reflected on customers’ bills as a component of the fuel charge. In June 2015, the LPSC approved a long-term natural gas hedging pilot program that requires Cleco Power to establish a proposal for a program that will be designed to provide gas price stability for a minimum of five years. This proposal is currently scheduled to be submitted to the LPSC in the second half of 2017. There were no open natural gas positions at December 31, 2016, or 2015.
Cleco Power purchases the majority of its FTRs in annual auctions facilitated by MISO during the second quarter of each year and may also purchase additional FTRs in monthly auctions facilitated by MISO. FTRs are derivative instruments which represent economic hedges of future congestion charges that will be incurred in serving Cleco Power’s customer load. FTRs are not designated as hedging instruments for accounting purposes. Cleco Power initially records FTRs at their estimated fair value and subsequently adjusts the carrying value to their estimated fair value at the end of each accounting period based on the most recent MISO FTR auction prices. Unrealized gains or losses on FTRs held by Cleco Power are included in Accumulated deferred fuel on Cleco Power’s Consolidated Balance Sheets. Realized gains or losses on settled FTRs are recorded in Fuel used for electric generation on Cleco Power’s Consolidated Statements of Income. At December 31, 2016, Cleco Power’s Consolidated Balance Sheets reflected the fair value of open FTR positions of $7.9 million in Energy risk management assets and $0.2 million in Energy risk management liabilities, compared to $7.7 million in Energy risk management assets and $0.3 million in Energy risk management liabilities at December 31, 2015. For more information on FTRs, see Note 6 — “Fair Value Accounting — Commodity Contracts.”
Cleco and Cleco Power maintain a master netting agreement policy and monitor credit risk exposure through review of counterparty credit quality, aggregate counterparty credit exposure, and aggregate counterparty concentration levels. Cleco manages these risks by establishing appropriate credit and concentration limits on transactions with counterparties and requiring contractual guarantees, cash deposits, or letters of credit from counterparties or their affiliates, as deemed necessary. Cleco Power has agreements in place with various counterparties that authorize the netting of financial buys and sells and contract payments to mitigate credit risk for transactions entered into for risk management purposes.
Cleco may enter into contracts to mitigate the volatility in interest rate risk. These contracts include, but are not limited to, interest rate swaps and treasury rate locks. For the years ended December 31, 2016, and 2015, Cleco did not enter into any contracts to mitigate the volatility in interest rate risk.
Stock-Based Compensation
For information on Cleco’s stock-based compensation, see Note 8 — “Common Stock — Stock-Based Compensation.”
Accounting for MISO Transactions
Cleco Power participates in MISO’s Energy and Operating Reserve market where sales and purchases are netted hourly. If the hourly activity nets to sales, the result is reported in Electric operations on Cleco and Cleco Power’s Consolidated Statements of Income. If the hourly activity nets to purchases, the result is reported in Power purchased for utility customers on Cleco and Cleco Power’s Consolidated Statements of Income.
Recent Authoritative Guidance
The Registrants adopted, or will adopt, the recent authoritative guidance listed below on their respective effective dates.
In May 2014, FASB amended the accounting guidance for revenue recognition. The amended guidance affects entities that enter into contracts for the transfer of non-financial assets unless those contracts are within the scope of other standards. The core principle of this guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Under the new guidance, an entity must identify the performance obligations in a contract and the transaction price, and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require extensive disclosure of sufficient information to allow users to understand the nature, amount, timing, and uncertainty of revenue and cash flow arising from contracts. Additional disclosure requirements include disaggregated revenue, reconciliation of contract balances, the entity’s performance obligations, significant judgments used, costs to obtain or fulfill a contract and the use of practical expedients. The standard will be effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. Cleco does not plan to early adopt the amended guidance. Reporting entities have the option of using either a full retrospective or a modified retrospective approach. Under the full retrospective approach, companies will apply rules to contracts in all reporting periods presented, subject to certain allowable exceptions. Under the modified retrospective approach, companies will apply the rules to all contracts existing as of January 1, 2018, recognizing in beginning retained earnings an adjustment for the cumulative effect of the change and providing additional disclosures comparing results to previous rules. Cleco intends to implement the amended guidance using the modified retrospective approach.
Upon initial evaluation, key changes in the standard that management is assessing for potential areas of impact include accounting for contract modifications, contracts with pricing provisions that may require it to recognize revenue at prices other than the contract price (e.g., straight-line or estimated future market prices), accounting for contributions in aid of construction, and the ability to recognize revenue in situations where collectability is in question. Management will continue to evaluate the impact of this guidance, including additional clarifying amendments issued following the date of initial issuance. The amended guidance could have a material impact on the results of operations, financial condition, or cash flows of the Registrants.
In August 2014, FASB amended the guidance for the presentation and disclosure of uncertainties about an entity’s ability to continue as a going concern. The amended guidance requires management to evaluate whether there is substantial doubt about its ability to continue as a going concern. The guidance provides that management should consider relevant conditions or events that are known or reasonably known on the date the financial statements are issued. If substantial doubt exists, then the principle events giving rise to the substantial doubt and management’s plans to alleviate those doubts should be disclosed. The adoption of this guidance is effective for annual reporting periods ending after December 15, 2016, and for interim periods thereafter. Management’s evaluation of Cleco’s ability to continue as a going concern concluded that substantial doubt does not exist. The adoption of this guidance will not have an impact on the results of operations, financial condition, or cash flows of the Registrants.
In September 2015, FASB amended the business combinations guidance to simplify the accounting for measurement-period adjustments. This guidance eliminates the requirement to retrospectively account for these adjustments. The adoption of this guidance is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. This amendment should be applied prospectively to adjustments to provisional amounts that occur after the effective date with earlier application permitted. Cleco was subject to this guidance starting January 1, 2016. As a result of the Merger on April 13, 2016, Cleco adopted this guidance and does not expect it to have a material impact on the results of operations, financial condition, or cash flows of the Registrants as a result of provisional merger adjustments in future periods.
In January 2016, FASB amended the guidance for recognition and measurement of financial assets and liabilities. These amendments address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The adoption of this guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those years. Early adoption of certain provisions of this guidance is permitted as of the beginning of the fiscal year of adoption. Entities should apply these amendments by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The amendments related to equity securities without readily determinable fair value should be applied prospectively to equity investments that exist as of the date of adoption. Management does not expect this guidance to have a significant impact on the results of operations, financial condition, or cash flows of the Registrants.
In February 2016, FASB amended the guidance to account for leases. This guidance is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The adoption of this guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach includes practical expedients that may be elected by entities. Management will continue to evaluate the impact of this guidance. The amended guidance could have a material impact on the results of operations, financial condition, or cash flows of the Registrants.
In March 2016, FASB amended the derivatives and hedging accounting guidance to address the effect of derivative contract novations on existing hedge accounting relationships. The amended guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument does not, in and of itself, require dedesignation of the hedging relationship provided that all other hedge accounting criteria continue to be met. The adoption of this guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those years. Entities have the option to apply these amendments on either a prospective basis or a modified retrospective basis. This guidance will not have an impact on the results of operations, financial condition, or cash flows of the Registrants.
In March 2016, FASB amended the derivatives and hedging accounting guidance related to contingent put and call options in debt instruments. This guidance clarifies the requirements for assessing whether contingent put and call options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. Entities performing the assessment will be required to assess the embedded put and call options solely in accordance with the four-step decision sequence clarified in the amended guidance. The adoption of this guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those years. Entities should apply these amendments on a modified retrospective basis to existing debt instruments as of the beginning of the fiscal year for which the amendments are effective. Management is evaluating the impact that the adoption of this guidance will have on the results of operations, financial condition, or cash flows of the Registrants.
In March 2016, FASB amended the accounting guidance to simplify the transition to the equity method of accounting. This guidance impacts entities that have an investment that becomes qualified for the equity method of accounting as a result of an increase in the level of ownership interest or degree of influence. This amended guidance eliminates the requirement to retroactively adopt the equity method of accounting. The adoption of this guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those years. Early adoption is permitted. These amendments should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that results in the adoption of the equity method. Management does not expect this guidance to have any impact on the results of operations, financial condition, or cash flows of the Registrants.
In June 2016, FASB amended the guidance for the measurement of credit losses on financial instruments. The guidance affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The guidance affects loans, debt securities, trade receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The adoption of this guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those years. Early adoption is permitted. Management does not expect this guidance to have any impact on the results of operations, financial condition, or cash flows of the Registrants.
In August 2016, FASB amended the guidance for certain cash flow issues with the objective of reducing existing diversity in practice. This guidance affects the cash flow classification related to certain types of transactions including debt, contingent consideration, proceeds from the settlement of insurance claims, and distributions from equity method investees. The adoption of this guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those years. Early adoption is permitted. Management is evaluating the impact that the adoption of this guidance will have on the results of operations, financial condition, or cash flows of the Registrants.
In October 2016, FASB amended the income tax guidance related to intra-entity transfers of assets other than inventory. Current GAAP prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. This new guidance states that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The adoption of this guidance is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities as of the beginning of an annual reporting period for which financial statements have not been issued or made available for issuance. Management is evaluating the impact that the adoption of this guidance will have on the result of operations, financial condition, or cash flows of the Registrants.
In October 2016, FASB amended the consolidations guidance as it relates to interest held through related parties that are under common control. This amended guidance changes the evaluation of whether a reporting entity is the primary beneficiary of a variable interest entity (VIE) by changing how a reporting entity that is a single decision maker of a VIE treats indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted. The adoption of this guidance is not expected to have an effect on the results of operations, financial condition, or cash flows of the Registrants.
In November 2016, FASB amended guidance for certain cash flow issues. The amended guidance requires that a statement of cash flow explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash. Therefore, amounts generally described as restricted cash and cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The adoption of this guidance is effective for fiscal years beginning after December 15, 2016, including interim reporting periods within those fiscal years. Early adoption is permitted. Management is currently evaluating the impact that the adoption of this guidance will have on the results of operations, financial condition, or cash flows of the Registrants.
In January 2017, FASB amended the accounting guidance to simplify the measurement of a goodwill impairment loss. The amended guidance eliminates step two of the goodwill impairment test, which requires a hypothetical purchase price allocation to measure goodwill impairment. Under the new guidance, a goodwill impairment loss will instead be measured at the amount by which a reporting unit’s carrying amount exceeds its fair value. The adoption of this guidance is effective for annual reporting periods beginning after December 15, 2019, including interim periods within those years. Early adoption is permitted. Management is evaluating the impact that the adoption of this guidance will have on the results of operations, financial condition, or cash flows of the Registrants.